As filed with the Securities and Exchange Commission on January 10, 2020
File Nos.
333-232249
811-23450
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre‑Effective Amendment No.	☐
Post‑Effective Amendment No. 1	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 3	☒

GLOBAL BETA ETF TRUST
(Exact Name of Registrant as Specified in Charter)

2001 MARKET STREET, SUITE 2630, PHILADELPHIA, PA 19103
(Address of Principal Executive Offices, Zip Code)

(Registrant’s Telephone Number, including Area Code) (215) 531-8234

Justin Lowry
2001 Market Street, Suite 2630
Philadelphia, PA 19103
(Name and Address of Agent for Service of Process)

With Copy to:
Michael D. Mabry, Esq.
J. Stephen Feinour, Jr. Esq.
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103-7018
It is proposed that this filing will become effective

☒	immediately upon filing pursuant to paragraph (b)
☐	on __________ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

Explanatory Note
This Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Global Beta ETF Trust’s Pre-Effective Amendment No. 2 on Form N-1A/A filed December 19, 2019. This Post-Effective Amendment No. 1 is filed for the sole purpose of submitting the XBRL exhibits for the risk return summary first provided in Pre-Effective Amendment No. 2 to the Global Beta ETF Trust’s Registration Statement for its series: Global Beta Smart Income ETF.

SIGNATURE

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Philadelphia and the Commonwealth of Pennsylvania, on the 9th day of January, 2020.

GLOBAL BETA ETF TRUST

By: ____________________________________
Vincent T. Lowry, President and Chairman of the Board of Trustees

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

Justin Lowry	Trustee	January 10, 2020

Vincent T. Lowry	President and Chairman of the Board of Trustees	January 10, 2020

/s/ Richard Haverstick*
Richard Haverstick	Trustee	January 10, 2020

/s/ Peter Burchfield*
Peter Burchfield	Trustee	January 10, 2020

/s/ David Downes*
David Downes	Trustee	January 10, 2020

Joshua G. Hunter	Treasurer	January 10, 2020

By:
Vincent T. Lowry
Attorney-in-Fact
(Pursuant to Power of Attorney incorporated herein by reference)

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE